SHARE-BASED COMPENSATION (Schedule of Information About Share Options Outstanding) (Details)	Dec. 31, 2017 USD ($) shares Years	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,934,735	2,181,075	2,313,224	1,902,324
Weighted Average Remaining contractual life | Years	5.64
Weighted average exercise price | $	$ 10.02	$ 9.62	$ 9.35	$ 7.98
2.63 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	208,332
Weighted Average Remaining contractual life | Years	0.86
Weighted average exercise price | $	$ 2.63
7.26 - 9.82 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	903,703
Weighted Average Remaining contractual life | Years	6.49
Weighted average exercise price | $	$ 9.06
12.89 - 13.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	822,700
Weighted Average Remaining contractual life | Years	5.92
Weighted average exercise price | $	$ 12.94